Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Receivables, Prepayments and Deposits
Prepayments	$ 2,565	$ 699
Purchase rebates	284	238
Other service receivables	490	756
Deposits	932	620
Value-added tax receivables	5,436	1,380
Interest receivable	506	63
Others	1,083	558
Total	$ 11,296	$ 4,314